CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Preferred shares , par value (In dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000	1,000,000
Preference shares, shares issued (in shares	0	0
Preference shares, shares outstanding (in shares)	0	0
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Class A ordinary shares subject to redemption
Temporary shares, shares outstanding (in shares)	27,600,000	27,600,000
Temporary shares, redemption price per share (In dollars per share)	$ 10.36	$ 10.27
Class A ordinary shares not subject to redemption
Ordinary shares, shares issued (in shares)	0	0
Ordinary shares, outstanding (in shares)	0	0
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in shares)	6,900,000	6,900,000
Ordinary shares, outstanding (in shares)	6,900,000	6,900,000